SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2024 the issuance date of these financial statements, and there are no events requiring disclosure other than those described below:

Subsequent to December 31, 2024, the Company issued 500,000 shares of common stock to a consultant as consideration for services rendered for the Company.

Subsequent to December 31, 2024, the Company issued 1,000,000,000 shares of common stock to an officer as consideration for services rendered for the Company.

Subsequent to December 31, 2024, the Company issued 500,000 shares of common stock to a consultant as consideration for services rendered for the Company.